Accounts receivable - Aging of accounts receivables (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Account receivable
Beginning balance	$ 16,986	$ 12,400	$ 20,332
Increase in the provision	17,621	5,767	4,711
Cancelation			(12,643)
Write-off	(1,133)	(1,181)
Ending balance	33,474	16,986	$ 12,400
Financial assets past due but not impaired
Account receivable
Gross book value	1,879,439
Collateral	2,994,055
Beginning balance	16,986
Increase in the provision	17,621
Write-off	(1,133)
Ending balance	33,474	16,986
Financial assets past due but not impaired | Airports
Account receivable
Gross book value	1,762,548
Collateral	2,956,125
Beginning balance	16,711
Increase in the provision	3,483
Write-off	(1,133)
Ending balance	$ 19,061	16,711
Financial assets past due but not impaired | Airports | Bottom of range
Account receivable
Probability of default in range	0.00%
Loss due to default range	0.00%
Financial assets past due but not impaired | Airports | Top of range
Account receivable
Probability of default in range	100.00%
Loss due to default range	100.00%
Financial assets past due but not impaired | Other market
Account receivable
Gross book value	$ 116,891
Collateral	37,930
Beginning balance	275
Increase in the provision	14,138
Ending balance	$ 14,413	$ 275
Financial assets past due but not impaired | Other market | Bottom of range
Account receivable
Probability of default in range	0.00%
Loss due to default range	0.00%
Financial assets past due but not impaired | Other market | Top of range
Account receivable
Probability of default in range	100.00%
Loss due to default range	100.00%